Debt (Tables)	3 Months Ended
Mar. 31, 2016
Long-term Debt, Unclassified [Abstract]
Schedule of debt
DEBT BALANCE, NET OF UNAMORTIZED ISSUANCE COSTS (in millions)

	March 31, 2016	December 31, 2015
Total debt	$2,863	$2,883
Unamortized issuance costs (a)	(42)	(39)
Debt, net of current maturities and unamortized issuance costs	$2,821	$2,844

(a)	Includes unamortized premium associated with our 5.875% Senior Notes due 2020 of $4 million at both March 31, 2016 and December 31, 2015.